Basic and diluted net earnings (loss) per share - Additional Information (Detail) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Options and Convertible Debentures
Class of Stock [Line Items]
Anti-dilutive convertible debentures (in shares)	488,621	1,134,711	437,006